FEDERATED HERMES EQUITY FUNDS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 15, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES EQUITY FUNDS (the “Registrant”) Federated Hermes Clover Small Value Fund (the “Fund”) Class A Shares Class C Shares Class R Shares Institutional Shares Class R6 Shares
1933 Act File No. 002-91090 1940 Act File No. 811-04017

Dear Sir or Madam:

Post-Effective Amendment No. 232 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 226 under the Investment Company Act of 1940, as amended, to the Registration Statement of the above-named Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on November 26, 2025 pursuant to the provisions of Rule 485(a) (1) under the 1933 Act. A Rule 485(a) filing is being made to change the name of the Fund and make other material changes to the Fund.

The Fund may be marketed through banks, savings associations or credit unions.

If you have any questions on the enclosed material, please contact me at Allison.Miller@federatedhermes.com or (412) 288-8642.

Very truly yours,

/s/ M. Allison Miller
M. Allison Miller
Paralegal Manager
Federated Hermes, Inc.